RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP OF RELATED PARTIES

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen

SCHEDULE OF DUE FROM RELATED PARTIES	Due from related parties consist of mainly rent receivables from the following:
	As of	As of
	December 31, 2023	June 30, 2023

Linsun	$94,281	$87,430
Total	$94,281	$87,430

SCHEDULE OF DUE TO RELATED PARTIES	Due to related parties consist of the following:
	As of	As of
	December 31, 2023	June 30, 2023

Mr. Silong Chen	$93,649	$80,327
Dogness Technology	5,632	5,516
Total	$99,281	$85,843

SCHEDULE OF REVENUE FROM RELATED PARTIES

Revenue from related parties consisted of the following:

	For the six months ended December 31,
Name	2023	2022

Dogness Technology	$48,555	$96,947
Dogness Network	52,753	913,369
Total	$101,308	$1,010,316

SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES

Accounts receivable from related parties consisted of the following:

	As of	As of
	December 31, 2023	June 30, 2023

Dogness Network	$976,837	$1,133,092
Dogness Technology	141,594	139,292
Total	$1,118,431	$1,272,384

SCHEDULE OF ADVANCE TO SUPPLIER FROM RELATED PARTIES	Advance to supplier from related party consisted of the following:
	As of	As of
	December 31, 2023	June 30, 2023

Advance to supplier - related party:
Linsun	$115,863	$239,729
Total	$115,863	$239,729